INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) $ in Millions	Dec. 31, 2023 USD ($)
Secured Guaranteed Notes | At cost
Borrowings:
Borrowings	$ 25.9
Secured Guaranteed Notes | Fair value
Borrowings:
Borrowings	26.9
Secured Convertible Guaranteed Notes | At cost
Borrowings:
Borrowings	52.1
Secured Convertible Guaranteed Notes | Fair value
Borrowings:
Borrowings	$ 54.8